ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Accounting
Basis of Presentation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Restricted Cash and Investments
Restricted Cash and Investments
Restricted cash and investments consists of bank deposits which may only be used to settle certain pre-arranged loan or lease payments, minimum deposits, and management fees and the Vessels' operating costs, must be maintained in accordance with contractual arrangements.

As of December 31, 2010, the Company held a restricted investment in the form of a guaranteed investment contract, which had to be maintained in accordance with contractual arrangements and could only be used to pay principal and interest on the Company's debt and management fees. The guaranteed investment contract was considered to be an investment held to maturity and as such was stated at cost plus accrued interest. When the contract was terminated by the Company in 2011, a market value adjustment was added to the value of the investment at the termination date. $4.5 million was recorded as a gain on termination of a funding agreement in 2011. There were no guaranteed investment contracts outstanding at December 31, 2012 and 2011.

Vessel
Vessel
The cost of the Vessel, including capitalized costs and interest, less estimated residual value is being depreciated on a straight line basis over the Vessel's remaining life. The estimated economic useful life of the Vessel is 25 years. The residual value for the Vessel is calculated by multiplying its lightweight tonnage by the market price of scrap per tonne. The market price of scrap per tonne is calculated as the ten year average, up to the date of delivery, across the three main recycling markets (Far East, Indian sub continent and Bangladesh). The residual value is reviewed annually.

Impairment of Long-Lived Assets
Impairment of Long-lived Assets
The carrying value of long-lived assets that are held and used by the Company are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Such indicators may include depressed spot rates and depressed second hand tanker values. We assess recoverability of the carrying value of the asset by estimating the future net undiscounted cash flows expected to result from the asset, including eventual disposition. If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset's carrying value and fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell.

Deferred charges
Deferred Charges
Loan costs, including debt arrangement fees, are capitalized and amortized over the life of the Term Notes using the straight line interest method in the Company's statements of operations. This is not materially different to the effective interest method.

Allocation of the Notes
Allocation of the Notes
The Company is jointly and severally liable under the Term Notes with IOM I-A. At December 31, 2012, the amount outstanding on the Term Notes was $91,795,000. In preparing the separate company financial statements of the Company and IOM I-A, the aggregate amount of the Notes was allocated so as to reflect the difference in the contracted cost of the Vessels.

Revenue and Expense Recognition
Revenue and expense recognition
Revenues and expenses are recognized on the accrual basis. Revenue is substantially generated from bareboat charter hires and is recorded over the term of the charter as service is provided. Interest payable on the Term Notes is accrued on a daily basis.

Financial Instruments
Financial Instruments
In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including long-term debt, standard market conventions and techniques are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Comprehensive Income	omprehensive income The Company has no other comprehensive income.